UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Durus Capital Management LLC
Address:	113 Post Road East
	Westport, CT 06880

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Scott Sacane
Title:          Managing Member
Phone:       203-341-0667
Signature, Place, and Date of Signing:

        Scott Sacane       New York, New York            May 13, 20002


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		26

Form 13F Information Table Value Total:       $111,171 (in thousands)

ABGENIX INC Common 00339B107 3177 168,168 SH SOLE
AKSYS LTD Common 010196103 3889 442,954 SH SOLE
ALKERMES INC Common 01642T108 2115 81,140 SH SOLE
ALLOS THERAPEUTICS INC Common 019777101 14065   2,023,770 SH SOLE
ATRIX LABS INC Common 04962L101 4306 189,100 SH SOLE
CERNER CORP - CERN Common 156782104 4906 102,835 SH SOLE COLLAGENEX PHARM INC Common 19419B100 4178379,809 SH SOLE
CUBIST PHARMACEUTICALS Common 2296781071692 91,553 SH SOLE
CURAGEN CORP Common 23126R101 4437276,300 SH SOLE
CURON MEDICAL INC Common 231292103 2555 638,647 SH SOLE
CV THERAPEUTICS Common 126667104 4011 110,790 SH SOLE
DJ ORTHOPEDICS INC Common 23325G104 1000 125,000 SH SOLE
ENZON INC Common 293904108 4865 109,855 SH SOLE
ESPERION THERAPEUTICS INC Common 29664R106 11702 1,921,553 SH SOLE EXELIXIS INC Common 30161Q104 2170 157,349 SH SOLE
GUILFORD PHARMACEUTICALS Common 401829106 4802 674,370 SH SOLE IDEC PHARM CORP Common 449370105 4038 62,796 SH SOLE
MEDICINES COMPANY Common 584688105 4187 293,631 SH SOLE
MEDIMMUNE INC Common 584699102 3363 85,500 SH
MILLENNIUM PHARMACEUTICAL Common 599902103 3179 142,492 SH SOLE NEUROCRINE BIOSCIENCES INC Common 64125C109 6661 164,105 SH SOLE NOVOSTE CORP Common 67010C100 2976 360,845 SH SOLE
SCHERING PLOUGH CORP Common 806605101 3756 120,000 SH SOLE
TELIK INC Common 87959M109 2839 234,200 SH SOLE
TEXAS BIOTECH STK Common 88221T104616 100,100 SH SOLE
VERSICOR INC Common 925314106 6286 347,653 SH SOLE